Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Salem Street Trust
Entity Central Index Key	0000035315
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Fidelity Small Cap Value Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Value Index Fund
Class Name	Fidelity® Small Cap Value Index Fund
Trading Symbol	FISVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Small Cap Value Index Fund for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Value Index Fund	$ 5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through midyear, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, financials gained 19% and contributed most to the fund's performance for the fiscal year. Information technology stocks also helped (+20%), benefiting from the technology hardware & equipment industry (+31%). Industrials rose 6%, utilities gained 13%, and communication services advanced 21%. Other contributors included the real estate (+6%), consumer staples (+12%) and materials (+6%) sectors.
•In contrast, energy returned -25% and detracted most. Health care (-13%) and consumer discretionary (-4%), especially the consumer durables & apparel industry (-16%), also hurt.
•Turning to individual stocks, the top contributor was AST SpaceMobile (+323%), from the telecommunication services category. From the same industry, Lumen Technologies (+309%) boosted the fund. In financial services, Mr. Cooper gained approximately 84% and boosted the fund. Another notable contributor was Arcadium Lithium (+74%), a stock in the materials sector. Lastly, American Healthcare REIT, within the equity real estate investment trusts industry, gained roughly 157% and also contributed.
•Conversely, the biggest detractor was Murphy Oil (-43%), from the energy sector. From the same sector, PBF Energy (-51%) and Transocean (-52%) detracted. Neogen (-69%), from the health care equipment & services category, detracted. Lastly, Cytokinetics (-39%), a stock in the pharmaceuticals, biotechnology & life sciences category, also hurt the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 11, 2019 through June 30, 2025. Initial investment of $10,000. Fidelity® Small Cap Value Index Fund $10,000 $8,311 $14,387 $12,042 $12,781 $14,165 $14,979 Russell 2000® Value Index $10,000 $8,323 $14,423 $12,075 $12,800 $14,195 $14,980 Russell 3000® Index $10,000 $10,459 $15,078 $12,987 $15,449 $19,021 $21,931 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Small Cap Value Index Fund 5.74% 12.50% 7.00% Russell 2000® Value Index 5.54% 12.47% 7.00% Russell 3000® Index 15.30% 15.96% 14.05% A From July 11, 2019 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jul. 11, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,343,222,505
Holdings Count | shares	1,451
Advisory Fees Paid, Amount	$ 651,232
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$1,343,222,505
Number of Holdings	1,451
Total Advisory Fee	$651,232
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 27.9 Industrials 13.5 Real Estate 10.4 Consumer Discretionary 10.3 Health Care 8.4 Information Technology 7.4 Energy 6.5 Utilities 6.2 Materials 4.6 Communication Services 2.5 Consumer Staples 1.8 Common Stocks 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 96.1 Canada 1.0 Switzerland 0.4 Puerto Rico 0.4 Cameroon 0.3 Norway 0.3 Bermuda 0.3 Monaco 0.2 United Kingdom 0.2 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.1 Canada - 1.0 Switzerland - 0.4 Puerto Rico - 0.4 Cameroon - 0.3 Norway - 0.3 Bermuda - 0.3 Monaco - 0.2 United Kingdom - 0.2 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fluor Corp 0.8 UMB Financial Corp 0.7 Jackson Financial Inc 0.6 Essential Properties Realty Trust Inc 0.6 Taylor Morrison Home Corp 0.6 Essent Group Ltd 0.6 Old National Bancorp/IN 0.6 Cadence Bank 0.6 Terreno Realty Corp 0.5 UFP Industries Inc 0.5 6.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Small Cap Growth Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Growth Index Fund
Class Name	Fidelity® Small Cap Growth Index Fund
Trading Symbol	FECGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Small Cap Growth Index Fund for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Growth Index Fund	$ 5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through midyear, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, industrials gained roughly 21% and contributed most to the fund's performance for the fiscal year, driven by the capital goods industry (+31%). Financials stocks also helped (+29%). Information technology rose roughly 11%, consumer staples gained approximately 18%, lifted by the consumer staples distribution & retail industry (+81%), and consumer discretionary advanced approximately 5%. Other contributors included the materials (+11%), real estate (+13%), communication services (+4%) and utilities (+2%) sectors.
•In contrast, energy returned about -18% and detracted most. Health care (-2%) also hurt, hampered by the pharmaceuticals, biotechnology & life sciences industry (-6%).
•Turning to individual stocks, the top contributor was Credo Technology (+191%), from the semiconductors & semiconductor equipment industry. Carpenter Technology, within the materials sector, gained 153% and contributed. In consumer staples distribution & retail, Sprouts Farmers Market (+94%) contributed. IonQ (+511%), from the technology hardware & equipment category, helped. Lastly, in capital goods, Rocket Lab gained 429% and also helped.
•Conversely, the biggest detractor was Vaxcyte (-57%), from the pharmaceuticals, biotechnology & life sciences industry. In consumer discretionary distribution & retail, Abercrombie & Fitch returned -53% and hurt the fund's performance. Tidewater (-51%), from the energy sector, hindered the fund. Axcelis Technologies (-51%), a stock in the semiconductors & semiconductor equipment industry, hurt the fund. Lastly, in capital goods, Atkore returned approximately -46% and also hindered the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 11, 2019 through June 30, 2025. Initial investment of $10,000. Fidelity® Small Cap Growth Index Fund $10,000 $10,359 $15,675 $10,451 $12,413 $13,562 $14,891 Russell 2000® Growth Index $10,000 $10,369 $15,695 $10,448 $12,384 $13,516 $14,830 Russell 3000® Index $10,000 $10,459 $15,078 $12,987 $15,449 $19,021 $21,931 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Small Cap Growth Index Fund 9.80% 7.53% 6.89% Russell 2000® Growth Index 9.73% 7.42% 6.82% Russell 3000® Index 15.30% 15.96% 14.05% A From July 11, 2019 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jul. 11, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 892,228,123
Holdings Count | shares	1,110
Advisory Fees Paid, Amount	$ 395,295
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$892,228,123
Number of Holdings	1,110
Total Advisory Fee	$395,295
Portfolio Turnover	36%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 22.9 Information Technology 21.6 Industrials 20.4 Financials 11.4 Consumer Discretionary 9.7 Energy 3.1 Materials 3.1 Communication Services 2.7 Consumer Staples 2.6 Real Estate 2.0 Utilities 0.6 Common Stocks 100.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.1 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 96.4 Thailand 0.9 Canada 0.9 United Kingdom 0.5 Brazil 0.4 Puerto Rico 0.3 Bahamas (Nassau) 0.1 Singapore 0.1 Bailiwick Of Guernsey 0.1 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.4 Thailand - 0.9 Canada - 0.9 United Kingdom - 0.5 Brazil - 0.4 Puerto Rico - 0.3 Bahamas (Nassau) - 0.1 Singapore - 0.1 Bailiwick Of Guernsey - 0.1 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Credo Technology Group Holding Ltd 1.1 Fabrinet 0.9 IonQ Inc 0.8 Hims & Hers Health Inc Class A 0.8 HealthEquity Inc 0.7 Ensign Group Inc/The 0.7 Blueprint Medicines Corp 0.7 AeroVironment Inc 0.7 Brinker International Inc 0.7 Commvault Systems Inc 0.7 7.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity SAI Municipal Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Municipal Bond Index Fund
Class Name	Fidelity® SAI Municipal Bond Index Fund
Trading Symbol	FSABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Municipal Bond Index Fund for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Municipal Bond Index Fund	$ 7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Tax-exempt municipal bonds achieved a small gain for the 12 months ending June 30, 2025. Although the U.S. Federal Reserve's mid-September pivot to cutting its policy interest rate was supportive of muni bond prices through November 2024, returns were subsequently crimped by tariff policy uncertainty that clouded the picture for future rate cuts, as well as by unfavorable supply/demand muni market dynamics.
•We construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include credit quality, duration, key rate durations and other factors.
•Differences in the way fund holdings and index holdings are priced modestly detracted from the fund's performance versus the benchmark. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management and Research's (FMR) fair-value processes. Securities within the index, however, are priced by the index provider.
•Trading costs associated with the purchases and sale of municipal securities slightly detracted from relative performance as well.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 11, 2019 through June 30, 2025. Initial investment of $10,000. Fidelity® SAI Municipal Bond Index Fund $10,000 $10,296 $10,656 $9,618 $9,876 $10,163 $10,266 Bloomberg Municipal Bond Index $10,000 $10,410 $10,843 $9,914 $10,230 $10,558 $10,676 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® SAI Municipal Bond Index Fund 1.02% -0.06% 0.44% Bloomberg Municipal Bond Index 1.11% 0.51% 1.10% A From July 11, 2019 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jul. 11, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 88,146,638
Holdings Count | shares	1,104
Advisory Fees Paid, Amount	$ 40,026
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$88,146,638
Number of Holdings	1,104
Total Advisory Fee	$40,026
Portfolio Turnover	25%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 35.8 Transportation 16.4 Special Tax 15.2 Water & Sewer 7.6 Health Care 7.5 Education 5.8 Electric Utilities 5.7 Others(Individually Less Than 5%) 5.0 99.0 AAA 14.4 AA 58.8 A 21.7 BBB 3.6 CCC,CC,C 0.0 Not Rated 0.5 Short-Term Investments and Net Other Assets (Liabilities) 1.0 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 14.4 AA - 58.8 A - 21.7 BBB - 3.6 CCC,CC,C - 0.0 Not Rated - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) New York 21.7 California 17.7 Texas 8.5 Pennsylvania 3.9 New Jersey 3.9
Fidelity Municipal Income 2025 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Income 2025 Fund
Class Name	Fidelity® Municipal Income 2025 Fund
Trading Symbol	FIMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Municipal Income 2025 Fund for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Municipal Income 2025 Fund	$ 41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Tax-exempt municipal bonds achieved a small gain for the 12 months ending June 30, 2025. Although the U.S. Federal Reserve's mid-September pivot to cutting its policy interest rate was supportive of muni bond prices through November 2024, returns were subsequently crimped by tariff policy uncertainty that clouded the picture for future rate cuts, as well as by unfavorable supply/demand muni market dynamics.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the Bloomberg Municipal Bond 2025 Ex Tobacco/Prepaid Gas Index for the fiscal year.
•To a lesser degree, pricing factors contributed to relative performance as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, the fund's overweight in investment-grade hospital and higher education bonds detracted versus the index.
•An underweight in shorter-term muni securities also hurt, given that they outperformed longer-term issues this period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 25, 2017 through June 30, 2025. Initial investment of $10,000. Fidelity® Municipal Income 2025 Fund $10,000 $9,964 $9,960 $10,709 $10,973 $11,413 $10,849 $10,920 $11,270 Bloomberg Municipal Bond 2025 Ex Tobacco/Prepaid Gas Index $10,000 $10,001 $10,008 $10,749 $11,225 $11,480 $10,989 $11,072 $11,397 Bloomberg Municipal Bond Index $10,000 $10,005 $10,162 $10,843 $11,325 $11,797 $10,786 $11,130 $11,487 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Municipal Income 2025 Fund 3.33% 1.20% 1.90% Bloomberg Municipal Bond 2025 Ex Tobacco/Prepaid Gas Index 1.69% 0.64% 1.84% Bloomberg Municipal Bond Index 1.11% 0.51% 1.86% A From May 25, 2017 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 25, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 20,601,217
Holdings Count | shares	62
Advisory Fees Paid, Amount	$ 67,212
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$20,601,217
Number of Holdings	62
Total Advisory Fee	$67,212
Portfolio Turnover	0%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Transportation 14.4 Education 14.4 Health Care 11.0 Others(Individually Less Than 5%) 11.8 51.6 AAA 2.1 AA 20.8 A 10.6 BBB 7.4 BB 0.2 Not Rated 10.5 Short-Term Investments and Net Other Assets (Liabilities) 48.4 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 2.1 AA - 20.8 A - 10.6 BBB - 7.4 BB - 0.2 Not Rated - 10.5 Short-Term Investments and Net Other Assets (Liabilities) - 48.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Connecticut 6.4 Arizona 5.3 Massachusetts 5.3 Missouri 4.4 Washington 3.1
Fidelity Advisor Municipal Income 2025 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Income 2025 Fund
Class Name	Fidelity Advisor® Municipal Income 2025 Fund Class I
Trading Symbol	FAMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Municipal Income 2025 Fund for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Tax-exempt municipal bonds achieved a small gain for the 12 months ending June 30, 2025. Although the U.S. Federal Reserve's mid-September pivot to cutting its policy interest rate was supportive of muni bond prices through November 2024, returns were subsequently crimped by tariff policy uncertainty that clouded the picture for future rate cuts, as well as by unfavorable supply/demand muni market dynamics.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the Bloomberg Municipal Bond 2025 Ex Tobacco/Prepaid Gas Index for the fiscal year.
•To a lesser degree, pricing factors contributed to relative performance as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, the fund's overweight in investment-grade hospital and higher education bonds detracted versus the index.
•An underweight in shorter-term muni securities also hurt, given that they outperformed longer-term issues this period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 25, 2017 through June 30, 2025. Initial investment of $10,000. Class I $10,000 $9,964 $9,960 $10,709 $10,984 $11,413 $10,848 $10,920 $11,270 Bloomberg Municipal Bond 2025 Ex Tobacco/Prepaid Gas Index $10,000 $10,001 $10,008 $10,749 $11,225 $11,480 $10,989 $11,072 $11,397 Bloomberg Municipal Bond Index $10,000 $10,005 $10,162 $10,843 $11,325 $11,797 $10,786 $11,130 $11,487 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class I 3.33% 1.18% 1.90% Bloomberg Municipal Bond 2025 Ex Tobacco/Prepaid Gas Index 1.69% 0.64% 1.84% Bloomberg Municipal Bond Index 1.11% 0.51% 1.86% A From May 25, 2017 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 25, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 20,601,217
Holdings Count | shares	62
Advisory Fees Paid, Amount	$ 67,212
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$20,601,217
Number of Holdings	62
Total Advisory Fee	$67,212
Portfolio Turnover	0%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Transportation 14.4 Education 14.4 Health Care 11.0 Others(Individually Less Than 5%) 11.8 51.6 AAA 2.1 AA 20.8 A 10.6 BBB 7.4 BB 0.2 Not Rated 10.5 Short-Term Investments and Net Other Assets (Liabilities) 48.4 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 2.1 AA - 20.8 A - 10.6 BBB - 7.4 BB - 0.2 Not Rated - 10.5 Short-Term Investments and Net Other Assets (Liabilities) - 48.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Connecticut 6.4 Arizona 5.3 Massachusetts 5.3 Missouri 4.4 Washington 3.1
Fidelity Advisor Municipal Income 2025 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Income 2025 Fund
Class Name	Fidelity Advisor® Municipal Income 2025 Fund Class A
Trading Symbol	FAMHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Municipal Income 2025 Fund for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 66	0.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Tax-exempt municipal bonds achieved a small gain for the 12 months ending June 30, 2025. Although the U.S. Federal Reserve's mid-September pivot to cutting its policy interest rate was supportive of muni bond prices through November 2024, returns were subsequently crimped by tariff policy uncertainty that clouded the picture for future rate cuts, as well as by unfavorable supply/demand muni market dynamics.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the Bloomberg Municipal Bond 2025 Ex Tobacco/Prepaid Gas Index for the fiscal year.
•To a lesser degree, pricing factors contributed to relative performance as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, the fund's overweight in investment-grade hospital and higher education bonds detracted versus the index.
•An underweight in shorter-term muni securities also hurt, given that they outperformed longer-term issues this period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 25, 2017 through June 30, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,725 $9,688 $9,660 $10,360 $10,589 $10,986 $10,417 $10,459 $10,767 Bloomberg Municipal Bond 2025 Ex Tobacco/Prepaid Gas Index $10,000 $10,001 $10,008 $10,749 $11,225 $11,480 $10,989 $11,072 $11,397 Bloomberg Municipal Bond Index $10,000 $10,005 $10,162 $10,843 $11,325 $11,797 $10,786 $11,130 $11,487 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class A (incl. 2.75% sales charge) 0.24% 0.38% 1.29% Class A (without 2.75% sales charge) 3.07% 0.94% 1.64% Bloomberg Municipal Bond 2025 Ex Tobacco/Prepaid Gas Index 1.69% 0.64% 1.84% Bloomberg Municipal Bond Index 1.11% 0.51% 1.86% A From May 25, 2017 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 25, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 20,601,217
Holdings Count | shares	62
Advisory Fees Paid, Amount	$ 67,212
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$20,601,217
Number of Holdings	62
Total Advisory Fee	$67,212
Portfolio Turnover	0%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Transportation 14.4 Education 14.4 Health Care 11.0 Others(Individually Less Than 5%) 11.8 51.6 AAA 2.1 AA 20.8 A 10.6 BBB 7.4 BB 0.2 Not Rated 10.5 Short-Term Investments and Net Other Assets (Liabilities) 48.4 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 2.1 AA - 20.8 A - 10.6 BBB - 7.4 B - 0.2 Not Rated - 10.5 Short-Term Investments and Net Other Assets (Liabilities) - 48.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Connecticut 6.4 Arizona 5.3 Massachusetts 5.3 Missouri 4.4 Washington 3.1
Fidelity Mid Cap Value Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid Cap Value Index Fund
Class Name	Fidelity® Mid Cap Value Index Fund
Trading Symbol	FIMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Mid Cap Value Index Fund for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid Cap Value Index Fund	$ 5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through midyear, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, financials gained 28% and contributed most to the fund's performance for the fiscal year. Industrials stocks also helped (+14%), benefiting from the capital goods industry (+16%). Utilities rose 21%, information technology gained roughly 11%, lifted by the software & services industry (+35%), and real estate advanced roughly 10%. Other contributors included the communication services (+27%), consumer discretionary (+8%), energy (+9%) and consumer staples (+3%) sectors.
•In contrast, health care returned -7% and detracted most. This group was hampered by the pharmaceuticals, biotechnology & life sciences industry (-15%). Materials (-6%) also hurt.
•Turning to individual stocks, the top contributor was Robinhood Markets (+307%), from the financial services category. From the same industry, Bank of New York Mellon (+56%) boosted the fund. Howmet Aerospace (+139%), a stock in the capital goods category, boosted the fund. In software & services, MicroStrategy gained approximately 180% and contributed. Lastly, Williams Companies (+53%), from the energy sector, also contributed.
•Conversely, the biggest detractor was Dow (-46%), from the materials sector. In pharmaceuticals, biotechnology & life sciences, Biogen returned -46% and detracted. Another notable detractor was Humana (-34%), a stock in the health care equipment & services industry. Lastly, in energy, Halliburton (-38%) and Diamondback Energy (-29%) also hurt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 11, 2019 through June 30, 2025. Initial investment of $10,000. Fidelity® Mid Cap Value Index Fund $10,000 $8,735 $13,349 $12,003 $13,271 $14,858 $16,559 Russell Midcap® Value Index $10,000 $8,756 $13,402 $12,062 $13,329 $14,925 $16,647 Russell 3000® Index $10,000 $10,459 $15,078 $12,987 $15,449 $19,021 $21,931 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Mid Cap Value Index Fund 11.44% 13.65% 8.81% Russell Midcap® Value Index 11.53% 13.71% 8.90% Russell 3000® Index 15.30% 15.96% 14.05% A From July 11, 2019 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jul. 11, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,570,951,303
Holdings Count | shares	726
Advisory Fees Paid, Amount	$ 491,729
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$1,570,951,303
Number of Holdings	726
Total Advisory Fee	$491,729
Portfolio Turnover	32%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 17.2 Financials 17.0 Information Technology 9.4 Real Estate 9.4 Consumer Discretionary 8.3 Health Care 7.7 Energy 7.0 Utilities 6.9 Materials 6.6 Consumer Staples 6.4 Communication Services 3.3 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 98.6 United Kingdom 0.5 Canada 0.3 Bailiwick Of Jersey 0.2 Bermuda 0.1 Brazil 0.1 Puerto Rico 0.1 Finland 0.1 Japan 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.6 United Kingdom - 0.5 Canada - 0.3 Bailiwick Of Jersey - 0.2 Bermuda - 0.1 Brazil - 0.1 Puerto Rico - 0.1 Finland - 0.1 Japan - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Coinbase Global Inc Class A 0.7 Bank of New York Mellon Corp/The 0.7 Robinhood Markets Inc Class A 0.7 Digital Realty Trust Inc 0.7 Kinder Morgan Inc 0.6 Allstate Corp/The 0.6 Marathon Petroleum Corp 0.6 Realty Income Corp 0.6 ONEOK Inc 0.6 Corteva Inc 0.6 6.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Mid Cap Growth Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid Cap Growth Index Fund
Class Name	Fidelity® Mid Cap Growth Index Fund
Trading Symbol	FMDGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Mid Cap Growth Index Fund for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid Cap Growth Index Fund	$ 6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through midyear, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, information technology gained 44% and contributed most to the fund's performance for the fiscal year, driven by the software & services industry (+76%). Industrials stocks also helped (+27%), benefiting from the capital goods industry (+42%). Financials rose 28%, boosted by the financial services industry (+33%), consumer discretionary gained 14%, and health care advanced approximately 12%. Other contributors included the utilities (+124%), communication services (+28%), energy (+17%) and real estate (+16%) sectors.
•Conversely, consumer staples returned about -10% and detracted most. This group was hampered by the household & personal products industry (-21%). Materials (-11%) also hurt.
•Turning to individual stocks, the biggest contributor was Palantir Technologies (+417%), from the software & services industry. Within the same industry, AppLovin (+302%) lifted the fund. Axon Enterprise (+182%), a stock in the capital goods group, helped. In utilities, Vistra (+127%) boosted the fund. Lastly, Roblox, within the media & entertainment category, gained 183% and also lifted the fund.
•In contrast, the biggest detractor was Super Micro Computer (-41%), from the technology hardware & equipment category. In pharmaceuticals, biotechnology & life sciences, Sarepta Therapeutics (-89%) hindered the fund. Trade Desk, within the media & entertainment group, returned -26% and detracted. Dexcom (-23%), a stock in the health care equipment & services group, detracted. Lastly, in consumer durables & apparel, Deckers Outdoor (-36%) also hindered the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 11, 2019 through June 30, 2025. Initial investment of $10,000. Fidelity® Mid Cap Growth Index Fund $10,000 $10,886 $15,643 $11,018 $13,566 $15,601 $19,711 Russell Midcap® Growth Index $10,000 $10,946 $15,738 $11,083 $13,647 $15,702 $19,861 Russell 3000® Index $10,000 $10,459 $15,078 $12,987 $15,449 $19,021 $21,931 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Mid Cap Growth Index Fund 26.34% 12.61% 12.03% Russell Midcap® Growth Index 26.49% 12.65% 12.17% Russell 3000® Index 15.30% 15.96% 14.05% A From July 11, 2019 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jul. 11, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 2,882,225,439
Holdings Count | shares	280
Advisory Fees Paid, Amount	$ 849,891
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$2,882,225,439
Number of Holdings	280
Total Advisory Fee	$849,891
Portfolio Turnover	53%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Consumer Discretionary 22.1 Industrials 20.1 Information Technology 17.9 Health Care 13.8 Financials 10.6 Communication Services 6.1 Utilities 3.2 Energy 2.9 Consumer Staples 1.8 Real Estate 1.3 Materials 0.2 Common Stocks 100.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 96.3 United Kingdom 1.5 Korea (South) 1.2 Canada 0.5 Switzerland 0.4 Kazakhstan 0.1 Germany 0.0 Brazil 0.0 Puerto Rico 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.3 United Kingdom - 1.5 Korea (South) - 1.2 Canada - 0.5 Switzerland - 0.4 Kazakhstan - 0.1 Germany - 0.0 Brazil - 0.0 Puerto Rico - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Royal Caribbean Cruises Ltd 2.6 Howmet Aerospace Inc 2.6 Vistra Corp 2.2 Hilton Worldwide Holdings Inc 2.1 Axon Enterprise Inc 2.1 Cloudflare Inc Class A 2.0 ROBLOX Corp Class A 2.0 Cencora Inc 1.8 Vertiv Holdings Co Class A 1.6 Ameriprise Financial Inc 1.6 20.6
Fidelity SAI Enhanced Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Enhanced Municipal Income Fund
Class Name	Fidelity® SAI Enhanced Municipal Income Fund
Trading Symbol	FENCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Enhanced Municipal Income Fund for the period March 18, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Enhanced Municipal Income Fund A	$ 4	0.15%
A Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.15%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 179,251,908
Holdings Count | shares	1,421
Advisory Fees Paid, Amount	$ 32,483
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$179,251,908
Number of Holdings	1,421
Total Advisory Fee	$32,483
Portfolio TurnoverA	21%
A Amount not annualized
Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 27.5 Special Tax 11.9 Health Care 11.7 Transportation 11.1 Water & Sewer 8.3 Education 5.0 Others(Individually Less Than 5%) 14.3 89.8 AAA 15.6 AA 51.6 A 21.3 BBB 1.1 Not Rated 0.2 Equities 2.0 Short-Term Investments and Net Other Assets (Liabilities) 8.2 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 15.6 AA - 51.6 A - 21.3 BBB - 1.1 Not Rated - 0.2 Equities - 2.0 Short-Term Investments and Net Other Assets (Liabilities) - 8.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 10.2 New York 8.8 Illinois 7.1 Florida 6.0 California 5.5